Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	KRANE SHARES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001547576
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 03, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jan. 03, 2024
Prospectus Date	rr_ProspectusDate	Jan. 03, 2024
KraneShares Value Line® Dynamic Dividend Equity Index ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	KraneShares Value Line® Dynamic Dividend Equity Index ETF (formerly, KFA Value Line® Dynamic Core Equity Index ETF) (the “Fund”)
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

KRANESHARES TRUST

KraneShares Value Line® Dynamic Dividend Equity Index ETF (formerly, KFA Value Line® Dynamic Core Equity Index ETF) (the “Fund”)

Supplement dated January 3, 2024 to the currently effective Summary Prospectus, Statutory Prospectus (together, the “Prospectus”) and Statement of Additional Information, as each may be supplemented, for the Fund

This supplement provides new and additional information beyond that contained in the Prospectus and Statement of Additional Information and should be read in conjunction with the Prospectus and Statement of Additional Information dated August 1, 2023.

Effective January 4, 2024, 3D/L Capital Management, LLC will no longer be a sub-adviser to the Fund. Accordingly, all references to 3D/L Capital Management, LLC are deleted in the Prospectus and Statement of Additional Information as of that date.

In addition, effective January 4, 2024, the following changes are made to the Fund’s Prospectus:

1.	All references in the Prospectus to “3D/L Value Line® Dynamic Core Equity Index” are replaced with “Value Line® Dynamic Dividend Equity Index”.

2.	The following paragraph replaces the second to last paragraph of the “Principal Investment Strategies” section of the Fund’s Prospectus:

The Underlying Index is provided by EULAV Asset Management (“Index Provider”) and the Underlying Index is calculated by Fuzzy Logix, Inc. (doing business as “FastINDX”).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.